FINANCE INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
FINANCE INCOME (EXPENSES), NET
NOTE 14  -  FINANCE INCOME (EXPENSES), NET

                      Composition:

	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Interest income on short-term deposits	139	61	10
Bank fees and interest expenses	(7)	(47)	(6)
Changes in provision for royalties	56	(33)	415
Exchange rate differences	56	18	(13)
Revaluation of fair value of warrants to purchase preferred share	-	174	3,519
Total financing income	244	173	3,925